Revenue from contracts with customers- Schedule of Disaggregation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 9,392,264	R$ 9,347,413	R$ 7,746,534
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,201,716	8,141,072	6,580,118
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,190,548	1,206,341	1,166,416
Reportable Geographical Components | Inputs Retails sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue
Reportable Geographical Components | Crop Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	678,021	557,167	331,527
Reportable Geographical Components | Grains
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue
Reportable Geographical Components | Brazil | Inputs Retails sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,510,383	6,950,340	5,555,066
Reportable Geographical Components | Brazil | Grains
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,013,312	633,565	693,525
Reportable Geographical Components | Colombia | Inputs Retails sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,114,104	1,145,520	1,066,548
Reportable Geographical Components | Colombia | Grains
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,045	33,360	21,780
Reportable Geographical Components | Colombia | Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	R$ 35,399	R$ 27,461	R$ 78,088